Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Schedule of contractual obligations for drilling contracts, long-term operating leases and seismic contracts

        At December 31, 2014, contractual obligations for drilling contracts, long-term operating leases, seismic contracts and other contracts are as follows (in thousands):

	Total	2015(1)	2016	2017	2018	2019 and beyond
Drilling contracts	$16,698	$15,819	$879	$—	$—	$—
Non-cancellable office lease commitments(2)	9,320	1,857	1,877	1,941	1,471	2,174
Seismic contracts	3,192	3,192	—	—	—	—

Net minimum commitments	$29,210	$20,868	$2,756	$1,941	$1,471	$2,174

(1)
In addition to the $20.9 million of minimum commitments noted above, the Company also has approximately $130 million of interest payments due on the senior notes during the year ended December 31, 2015, for estimated total obligations of approximately $150 million.

(2)
During the quarter ended December 31, 2014, the Company announced plans to relocate the headquarters from Houston, Texas to Tulsa, Oklahoma. At December 31, 2014, the Company still leased space in Houston (contractually through 2018) and of the $9.3 million total in office lease commitments, approximately $3.4 million related to the Houston leases.